RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

The Company makes certain payments to one of its directors for services provided in the director’s capacity as a real estate agent. Such payments include commissions, revenue sharing, and equity-based awards, which are recorded within cost of sales and marketing expenses. These transactions are conducted at arm’s-length terms and are immaterial to the Company.